Condensed Financial Information of the Parent Company - Schedule of Statement of Operations and Comprehensive Income (Loss) (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Statement of Operations and Comprehensive Income (Loss) [Line Items]
Share of income (loss) of subsidiaries and consolidated VIEs	¥ (577,911)	$ (82,640)	¥ 54,431	¥ (4,915)
General administrative expense and others	(5,255)	(752)	(9,567)	(14,923)
Research and development expenses	(3,923)	(561)	(5,179)	(5,496)
Change in fair value of warrant liabilities				170
Change in fair value of contingent consideration				(5,624)
Net income (loss)	(587,089)	(83,953)	39,685	(30,788)
Other comprehensive income (loss) - foreign currency translation adjustment	(4,100)	(586)	(998)	(105)
Comprehensive income (loss) attributable to the Company’s shareholders	¥ (591,189)	$ (84,539)	¥ 38,687	¥ (30,893)